Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables

(14) Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	December 31,2015		December 31,2014
	RMB	US$	RMB
Other payables	8,682	1,340	6,095
Predicted liability	-	-	-
	8,682	1,340	6,095